Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Other Current Liabilities

Components of other current liabilities are as follows:

	As of December 31,
	2011	2012
	$	$
Accrued expenses	1,316,086	2,901,847
Accrued professional service fees	352,892	1,032,931
Conference fee payable	77,457	169,339
Other payables	1,784,789	1,058,728
Deferred revenues	981,340	5,320,260
Other tax payable	550,386	1,468,789

Total	5,062,950	11,951,894